Property, plant, and equipment, net (Tables)	12 Months Ended
Sep. 30, 2022
Property, plant, and equipment, net
Schedule of property, plant, and equipment, stated at cost less accumulated depreciation

	September 30,	September 30,
	2022	2021

Property and buildings	$7,139,369	$7,828,294
Machinery and equipment	9,217,130	7,793,640
Office equipment	101,878	119,107
Vehicles	227,030	132,173
Subtotal	16,685,407	15,873,214
Construction in progress	5,294,970	5,253,930
Less: accumulated depreciation	(7,441,691)	(6,841,587)
Property, plant, and equipment, net	$14,538,686	$14,285,557